PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Leasehold improvements	$761	$694
Computers, hardware and software	95	95
Research and development equipment	740	788
Other equipment	933	824
Construction in progress	15,507	12,986
	18,036	15,387
Less accumulated depreciation and amortization	(1,151)	(717)
Total property and equipment, net	$16,885	$14,670

SCHEDULE OF ISSUANCES OF SERIES B PREFERRED STOCK AND ASSOCIATED LIQUIDATION PREFERENCES

The following table summarizes issuances of Series B Preferred Stock and associated liquidation preferences as of December 31, 2024 (dollar amounts in thousands):

	Original Issue Price	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Balance
Series B-1-A Preferred Stock	$27.6000	217,391	25,693	$709
Series B-1-B Preferred Stock	0.6555	379,774	126,591	83
Series B-1-C Preferred Stock	0.7281	4,234,991	1,411,664	1,028
Series B-1-D Preferred Stock	1.1553	772,597	257,532	298
Series B-1-E Preferred Stock	1.2837	4,618,667	1,539,556	1,976
Series B-1-F Preferred Stock	1.4565	1,071,984	357,328	520
Series B-1-G Preferred Stock	26.4000	9,091	3,030	80
Preferred Stock		20,000,000	-	-
Total Series B Preferred Stock as of December 31, 2024		31,304,495	3,721,394	$4,694